Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information
Entity Registrant Name	Inspire Medical Systems, Inc.
Entity Central Index Key	0001609550
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false